REMUNERATION OF KEY PERSONNEL	12 Months Ended
Dec. 31, 2018
REMUNERATION OF KEY PERSONNEL
REMUNERATION OF KEY PERSONNEL

NOTE 43 — REMUNERATION OF KEY PERSONNEL

The remuneration of the Company’s key personnel (directors and officers) is as follows:

	12/31/2018	12/31/2017
		(Reclassified)
Short-term benefits	42,448	40,243
Post-employment benefits	1,058	1,407
Other long-term benefits	7	99
	43,513	41,749

Reclassified expenses with Remuneration of Key Personnel referring to Distributors amounted to R$ 8,936 in the year ended December 31, 2017.

The terminations resulting from the PDC of employees holding positions on the Executive Board were recorded in personnel expenses (see note 36).